Assets and Liabilities Classified as Held for Sale (Tables)	12 Months Ended
Dec. 31, 2017
Assets and Liabilities Classified as Held for Sale [Abstract]
Summary of composition of assets held for sale

	December 31
	2017	2016
	NIS in millions
Assets classified as held for sale- EQY (see Note 8d)	-	20,454
Investment property *)	419	568
Land	5	99
Others	11	11
	435	21,132

*)	Balance of assets held for sale is mainly comprised of non-core income producing properties in ATR, CTY and Brazil.